Distribution Date:	08/17/26	Benchmark 2023-B38 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-B38

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Attention: Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	16-17			AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	18
		Special Servicer	LNR Partners, Inc.
Historical Detail	19
			Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Delinquency Loan Detail	20			lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Special Servicer	Argentic Services Company LP
Specially Serviced Loan Detail - Part 1	22
			Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
Specially Serviced Loan Detail - Part 2	23			jmayfield@argenticservices.com
Modified Loan Detail	24		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Historical Liquidated Loan Detail	25	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	26		CMBS Notices	cmbs.notices@parkbridgefinancial.com
Interest Shortfall Detail - Collateral Level	27		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Supplemental Notes	28	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Directing Holder	Pacific Design Center
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081916AA6	5.542000%	6,484,000.00	637,687.80	124,405.48	2,945.05	0.00	0.00	127,350.53	513,282.32	30.29%	30.00%
A-2	081916AB4	5.626000%	201,433,000.00	201,433,000.00	0.00	944,385.05	0.00	0.00	944,385.05	201,433,000.00	30.29%	30.00%
A-3	081916AC2	5.793000%	50,784,000.00	50,784,000.00	0.00	245,159.76	0.00	0.00	245,159.76	50,784,000.00	30.29%	30.00%
A-SB	081916AD0	5.834900%	4,164,000.00	4,164,000.00	0.00	20,247.10	0.00	0.00	20,247.10	4,164,000.00	30.29%	30.00%
A-4	081916AE8	5.524600%	173,967,000.00	173,967,000.00	0.00	800,915.07	0.00	0.00	800,915.07	173,967,000.00	30.29%	30.00%
A-M	081916AG3	6.120500%	70,205,000.00	70,205,000.00	0.00	358,074.75	0.00	0.00	358,074.75	70,205,000.00	18.93%	18.75%
B	081916AH1	6.451001%	31,202,000.00	31,202,000.00	0.00	167,736.77	0.00	0.00	167,736.77	31,202,000.00	13.88%	13.75%
C	081916AJ7	6.451001%	24,182,000.00	24,182,000.00	0.00	129,998.41	0.00	0.00	129,998.41	24,182,000.00	9.97%	9.88%
D	081916AT5	4.000000%	14,821,000.00	14,821,000.00	0.00	49,403.33	0.00	0.00	49,403.33	14,821,000.00	7.57%	7.50%
E	081916AV0	4.000000%	6,241,000.00	6,241,000.00	0.00	20,803.33	0.00	0.00	20,803.33	6,241,000.00	6.56%	6.50%
F	081916AX6	4.000000%	12,481,000.00	12,481,000.00	0.00	41,603.33	0.00	0.00	41,603.33	12,481,000.00	4.54%	4.50%
G	081916AZ1	4.000000%	10,140,000.00	10,140,000.00	0.00	33,800.00	0.00	0.00	33,800.00	10,140,000.00	2.90%	2.88%
H*	081916BB3	4.000000%	17,942,153.00	17,942,153.00	0.00	53,230.84	0.00	0.00	53,230.84	17,942,153.00	0.00%	0.00%
PDC-A1	081916BH0	15.996165%	10,000,000.00	10,000,000.00	0.00	133,301.38	0.00	0.00	133,301.38	10,000,000.00	50.00%	50.00%
PDC-A2	081916BK3	15.996165%	9,000,000.00	9,000,000.00	0.00	119,971.24	0.00	0.00	119,971.24	9,000,000.00	5.00%	5.00%
PDC-HRR	081916BM9	15.996165%	1,000,000.00	1,000,000.00	0.00	13,330.14	0.00	0.00	13,330.14	1,000,000.00	0.00%	0.00%
RR	081916BP2	6.451001%	12,658,410.00	12,539,820.99	2,523.49	67,278.60	0.00	0.00	69,802.09	12,537,297.50	0.00%	0.00%
RR Interest	N/A	6.451001%	20,186,125.00	19,997,013.36	4,024.16	107,287.90	0.00	0.00	111,312.06	19,992,989.20	0.00%	0.00%
R	081916BF4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	081916BD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			676,890,688.00	670,736,675.15	130,953.13	3,309,472.05	0.00	0.00	3,440,425.18	670,605,722.02

X-A	081916AF5	0.772379%	507,037,000.00	501,190,687.80	0.00	322,591.09	0.00	0.00	322,591.09	501,066,282.32

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	081916AK4	2.451001%	21,062,000.00	21,062,000.00	0.00	43,019.15	0.00	0.00	43,019.15	21,062,000.00
X-F	081916AM0	2.451001%	12,481,000.00	12,481,000.00	0.00	25,492.45	0.00	0.00	25,492.45	12,481,000.00
X-G	081916AP3	2.451001%	10,140,000.00	10,140,000.00	0.00	20,710.96	0.00	0.00	20,710.96	10,140,000.00
X-H	081916AR9	2.451001%	17,942,153.00	17,942,153.00	0.00	36,646.86	0.00	0.00	36,646.86	17,942,153.00
Notional SubTotal			568,662,153.00	562,815,840.80	0.00	448,460.51	0.00	0.00	448,460.51	562,691,435.32

Deal Distribution Total					130,953.13	3,757,932.56	0.00	0.00	3,888,885.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081916AA6	98.34790253	19.18653300	0.45420265	0.00000000	0.00000000	0.00000000	0.00000000	19.64073566	79.16136952
A-2	081916AB4	1,000.00000000	0.00000000	4.68833334	0.00000000	0.00000000	0.00000000	0.00000000	4.68833334	1,000.00000000
A-3	081916AC2	1,000.00000000	0.00000000	4.82750000	0.00000000	0.00000000	0.00000000	0.00000000	4.82750000	1,000.00000000
A-SB	081916AD0	1,000.00000000	0.00000000	4.86241595	0.00000000	0.00000000	0.00000000	0.00000000	4.86241595	1,000.00000000
A-4	081916AE8	1,000.00000000	0.00000000	4.60383331	0.00000000	0.00000000	0.00000000	0.00000000	4.60383331	1,000.00000000
A-M	081916AG3	1,000.00000000	0.00000000	5.10041664	0.00000000	0.00000000	0.00000000	0.00000000	5.10041664	1,000.00000000
B	081916AH1	1,000.00000000	0.00000000	5.37583392	0.00000000	0.00000000	0.00000000	0.00000000	5.37583392	1,000.00000000
C	081916AJ7	1,000.00000000	0.00000000	5.37583368	0.00000000	0.00000000	0.00000000	0.00000000	5.37583368	1,000.00000000
D	081916AT5	1,000.00000000	0.00000000	3.33333311	0.00000000	0.00000000	0.00000000	0.00000000	3.33333311	1,000.00000000
E	081916AV0	1,000.00000000	0.00000000	3.33333280	0.00000000	0.00000000	0.00000000	0.00000000	3.33333280	1,000.00000000
F	081916AX6	1,000.00000000	0.00000000	3.33333307	0.00000000	0.00000000	0.00000000	0.00000000	3.33333307	1,000.00000000
G	081916AZ1	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
H	081916BB3	1,000.00000000	0.00000000	2.96680337	0.36652959	2.48005577	0.00000000	0.00000000	2.96680337	1,000.00000000
PDC-A1	081916BH0	1,000.00000000	0.00000000	13.33013800	0.00000000	0.00000000	0.00000000	0.00000000	13.33013800	1,000.00000000
PDC-A2	081916BK3	1,000.00000000	0.00000000	13.33013778	0.00000000	0.00000000	0.00000000	0.00000000	13.33013778	1,000.00000000
PDC-HRR	081916BM9	1,000.00000000	0.00000000	13.33014000	0.00000000	0.94710000	0.00000000	0.00000000	13.33014000	1,000.00000000
RR	081916BP2	990.63160302	0.19935284	5.31493292	0.01053845	0.07130595	0.00000000	0.00000000	5.51428576	990.43225018
RR Interest	N/A	990.63160265	0.19935277	5.31493291	0.01053843	0.07130492	0.00000000	0.00000000	5.51428568	990.43224987
R	081916BF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	081916BD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081916AF5	988.46965369	0.00000000	0.63622791	0.00000000	0.00000000	0.00000000	0.00000000	0.63622791	988.22429590
X-D	081916AK4	1,000.00000000	0.00000000	2.04250071	0.00000000	0.00000000	0.00000000	0.00000000	2.04250071	1,000.00000000
X-F	081916AM0	1,000.00000000	0.00000000	2.04250060	0.00000000	0.00000000	0.00000000	0.00000000	2.04250060	1,000.00000000
X-G	081916AP3	1,000.00000000	0.00000000	2.04250099	0.00000000	0.00000000	0.00000000	0.00000000	2.04250099	1,000.00000000
X-H	081916AR9	1,000.00000000	0.00000000	2.04250070	0.00000000	0.00000000	0.00000000	0.00000000	2.04250070	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	2,945.05	0.00	2,945.05	0.00	0.00	0.00	2,945.05	0.00
A-2	07/01/26 - 07/30/26	30	0.00	944,385.05	0.00	944,385.05	0.00	0.00	0.00	944,385.05	0.00
A-3	07/01/26 - 07/30/26	30	0.00	245,159.76	0.00	245,159.76	0.00	0.00	0.00	245,159.76	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	20,247.10	0.00	20,247.10	0.00	0.00	0.00	20,247.10	0.00
A-4	07/01/26 - 07/30/26	30	0.00	800,915.07	0.00	800,915.07	0.00	0.00	0.00	800,915.07	0.00
X-A	07/01/26 - 07/30/26	30	0.00	322,591.09	0.00	322,591.09	0.00	0.00	0.00	322,591.09	0.00
A-M	07/01/26 - 07/30/26	30	0.00	358,074.75	0.00	358,074.75	0.00	0.00	0.00	358,074.75	0.00
B	07/01/26 - 07/30/26	30	0.00	167,736.77	0.00	167,736.77	0.00	0.00	0.00	167,736.77	0.00
C	07/01/26 - 07/30/26	30	0.00	129,998.41	0.00	129,998.41	0.00	0.00	0.00	129,998.41	0.00
X-D	07/01/26 - 07/30/26	30	0.00	43,019.15	0.00	43,019.15	0.00	0.00	0.00	43,019.15	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,492.45	0.00	25,492.45	0.00	0.00	0.00	25,492.45	0.00
X-G	07/01/26 - 07/30/26	30	0.00	20,710.96	0.00	20,710.96	0.00	0.00	0.00	20,710.96	0.00
X-H	07/01/26 - 07/30/26	30	0.00	36,646.86	0.00	36,646.86	0.00	0.00	0.00	36,646.86	0.00
D	07/01/26 - 07/30/26	30	0.00	49,403.33	0.00	49,403.33	0.00	0.00	0.00	49,403.33	0.00
E	07/01/26 - 07/30/26	30	0.00	20,803.33	0.00	20,803.33	0.00	0.00	0.00	20,803.33	0.00
F	07/01/26 - 07/30/26	30	0.00	41,603.33	0.00	41,603.33	0.00	0.00	0.00	41,603.33	0.00
G	07/01/26 - 07/30/26	30	0.00	33,800.00	0.00	33,800.00	0.00	0.00	0.00	33,800.00	0.00
H	07/01/26 - 07/30/26	30	37,921.21	59,807.18	0.00	59,807.18	6,576.33	0.00	0.00	53,230.84	44,497.54
PDC-A1	07/01/26 - 07/30/26	30	0.00	133,301.38	0.00	133,301.38	0.00	0.00	0.00	133,301.38	0.00
PDC-A2	07/01/26 - 07/30/26	30	0.00	119,971.24	0.00	119,971.24	0.00	0.00	0.00	119,971.24	0.00
PDC-HRR	07/01/26 - 07/30/26	30	947.10	13,330.14	0.00	13,330.14	0.00	0.00	0.00	13,330.14	947.10
RR	07/01/26 - 07/30/26	30	769.22	67,411.99	0.00	67,411.99	133.40	0.00	0.00	67,278.60	902.62
RR Interest	07/01/26 - 07/30/26	30	1,226.64	107,500.62	0.00	107,500.62	212.73	0.00	0.00	107,287.90	1,439.37
Totals			40,864.17	3,764,855.01	0.00	3,764,855.01	6,922.46	0.00	0.00	3,757,932.56	47,786.63

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,888,885.69
Non-VRR Interest Available Funds	3,441,168.80
VRR Interest Available Funds	181,114.15
Loan-Specific Available Funds	266,602.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,777,671.97	Master Servicing Fee	2,801.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,045.67
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	288.79
ARD Interest	0.00	Operating Advisor Fee	1,680.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,777,671.97	Total Fees	12,816.98

Principal		Expenses/Reimbursements
Scheduled Principal	130,953.14	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,922.46
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	130,953.14	Total Expenses/Reimbursements	6,922.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,757,932.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	130,953.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,888,885.69
Total Funds Collected	3,908,625.11	Total Funds Distributed	3,908,625.13

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	670,736,675.75	670,736,675.75	Beginning Certificate Balance	670,736,675.15
(-) Scheduled Principal Collections	130,953.14	130,953.14	(-) Principal Distributions	130,953.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	670,605,722.61	670,605,722.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	670,953,986.64	670,953,986.64	Ending Certificate Balance	670,605,722.02
Ending Actual Collateral Balance	670,862,872.74	670,862,872.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	15	67,979,129.44	10.45%	55	6.4598	1.843114	1.49 or less	9	127,062,602.37	19.53%	39	5.8948	1.021133
$10,000,000 to $19,999,999		10	137,998,576.58	21.21%	61	6.3004	2.381782	1.50 to 1.99	22	371,003,213.85	57.02%	61	6.3212	1.703589
$20,000,000 to $29,999,999		10	246,528,016.59	37.89%	51	6.4075	1.706625	2.00 to 2.49	4	71,536,570.92	11.00%	27	6.1722	2.119434
$30,000,000 to $39,999,999		3	92,500,000.00	14.22%	57	6.2141	1.734054	2.50 or greater	5	81,003,335.47	12.45%	79	6.6713	3.239482
	$40,000,000 or greater	2	105,600,000.00	16.23%	56	5.8062	1.332424	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255
	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	14,912,500.00	2.29%	76	6.9603	2.276873
							Industrial	7	91,616,094.73	14.08%	46	7.1087	1.684211
Arizona	1	43,159,200.00	6.63%	19	6.0432	1.940000
							Lodging	3	46,959,398.02	7.22%	80	6.9535	2.509999
California	4	92,300,981.78	14.19%	70	6.1197	1.628996
							Mixed Use	9	143,289,906.24	22.02%	74	5.9416	1.750904
Connecticut	1	27,293,576.17	4.20%	44	5.1500	1.290000
							Office	4	112,500,000.00	17.29%	38	5.7647	1.277111
Indiana	2	52,732,099.20	8.11%	57	7.2236	1.319083
							Retail	19	251,601,055.97	38.67%	52	6.2043	1.984470
Louisiana	1	308,750.00	0.05%	78	6.3600	1.750000
							Totals	42	650,605,722.61	100.00%	55	6.2652	1.807255
Maryland	1	7,727,298.82	1.19%	80	6.8400	1.430000
Massachusetts	1	53,150,000.00	8.17%	78	5.5095	1.580000
Michigan	4	83,805,000.00	12.88%	76	6.3445	2.337077
Missouri	2	42,472,500.00	6.53%	75	6.3295	1.706507
New Jersey	3	39,650,000.00	6.09%	80	7.1085	1.639294
New York	1	50,000,000.00	7.69%	17	5.8990	2.000000
North Carolina	7	12,956,832.58	1.99%	19	6.5818	2.208417
Ohio	3	20,945,783.37	3.22%	68	6.7273	4.610437
Pennsylvania	1	15,003,335.47	2.31%	80	7.1200	2.660000
South Carolina	1	6,435,492.61	0.99%	20	6.8100	1.730000
Texas	2	5,924,529.80	0.91%	76	7.0304	1.598951
Utah	1	5,138,575.16	0.79%	20	6.8100	1.730000
Virginia	1	2,050,000.00	0.32%	76	6.6800	1.720000
Washington	1	60,000,000.00	9.22%	19	5.5850	0.910000
Washington, DC	1	10,000,000.00	1.54%	16	6.0500	1.160000
Totals	42	650,605,722.61	100.00%	55	6.2652	1.807255

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.990% or less	12	269,867,068.15	41.48%	50	5.6861	1.496003	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.000% to 6.499%	9	103,796,850.00	15.95%	44	6.0963	1.796128	13 months or greater	40	650,605,722.61	100.00%	55	6.2652	1.807255
	6.500% to 6.999%	11	160,977,464.56	24.74%	63	6.6422	2.414702	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255
	7.000% or greater	8	115,964,339.90	17.82%	68	7.2404	1.698312
	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	78 months or less	33	538,956,852.92	82.84%	50	6.1207	1.736245	Interest Only	29	533,123,750.00	81.94%	56	6.2049	1.853862
79 months to 84 months		7	111,648,869.69	17.16%	80	6.9623	2.150041	358 or Less	11	117,481,972.61	18.06%	50	6.5384	1.595756
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	39	638,605,722.61	98.16%	55	6.2504	1.795929			No outstanding loans in this group
	13 months to 24 months	1	12,000,000.00	1.84%	76	7.0500	2.410000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	650,605,722.61	100.00%	55	6.2652	1.807255
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30530253	MU	West Hollywood	CA	Actual/360	5.941%	335,604.52	0.00	0.00	N/A	02/06/33	--	65,600,000.00	65,600,000.00	08/06/26
2A3	30509641	OF	Seattle	WA	Actual/360	5.585%	192,372.22	0.00	0.00	N/A	03/09/28	--	40,000,000.00	40,000,000.00	08/09/26
2A4-1	30509642				Actual/360	5.585%	96,186.11	0.00	0.00	N/A	03/09/28	--	20,000,000.00	20,000,000.00	08/09/26
3A17	30321660	MU	Cambridge	MA	Actual/360	5.510%	142,328.75	0.00	0.00	N/A	02/10/33	02/10/38	30,000,000.00	30,000,000.00	08/10/26
3A18	30321661				Actual/360	5.510%	109,830.35	0.00	0.00	N/A	02/10/33	02/10/38	23,150,000.00	23,150,000.00	08/10/26
4A3	30530229	RT	Valley Stream	NY	Actual/360	5.899%	165,090.07	0.00	0.00	N/A	01/06/28	--	32,500,000.00	32,500,000.00	08/06/26
4A15-1	30530241				Actual/360	5.899%	88,894.65	0.00	0.00	N/A	01/06/28	--	17,500,000.00	17,500,000.00	08/06/26
5A1-1	30530243	RT	Auburn Hills	MI	Actual/360	6.521%	154,420.90	0.00	0.00	N/A	02/01/33	--	27,500,000.00	27,500,000.00	08/01/26
5A2-2	30530248				Actual/360	6.521%	84,229.58	0.00	0.00	N/A	02/01/33	--	15,000,000.00	15,000,000.00	08/01/26
5A2-1-B	30509715				Actual/360	6.521%	42,114.79	0.00	0.00	N/A	02/01/33	--	7,500,000.00	7,500,000.00	08/01/26
6A1-C1	30321662	RT	Scottsdale	AZ	Actual/360	6.043%	114,588.81	0.00	0.00	N/A	03/06/28	--	22,020,000.00	22,020,000.00	08/06/26
6A1-C1-B	30513135				Actual/360	6.338%	9,359.60	0.00	0.00	N/A	03/06/28	--	1,715,000.00	1,715,000.00	08/06/26
6A1-C1-C	30513136				Actual/360	9.025%	9,830.58	0.00	0.00	N/A	03/06/28	--	1,265,000.00	1,265,000.00	08/06/26
6A1-C2-B	30513137				Actual/360	6.338%	8,985.21	0.00	0.00	N/A	03/06/28	--	1,646,400.00	1,646,400.00	08/06/26
6A1-C2-C	30513138				Actual/360	9.025%	9,437.36	0.00	0.00	N/A	03/06/28	--	1,214,400.00	1,214,400.00	08/06/26
6A1-C2	30321663				Actual/360	6.043%	110,005.26	0.00	0.00	N/A	03/06/28	--	21,139,200.00	21,139,200.00	08/06/26
7A3	30321664	IN	Various	Various	Actual/360	6.810%	161,629.51	34,147.92	0.00	N/A	04/06/28	--	27,562,229.11	27,528,081.19	02/06/26
7A4-1	30321665				Actual/360	6.810%	26,938.25	5,691.32	0.00	N/A	04/06/28	--	4,593,704.95	4,588,013.63	02/06/26
8A1	30509661	IN	Parsippany	NJ	Actual/360	7.260%	187,550.00	0.00	0.00	N/A	04/06/33	--	30,000,000.00	30,000,000.00	08/06/26
9	30509445	IN	Munster	IN	Actual/360	7.280%	184,932.22	0.00	0.00	N/A	11/06/29	--	29,500,000.00	29,500,000.00	08/06/26
10A1	30505266	RT	Waterbury	CT	Actual/360	5.150%	69,605.82	25,402.75	0.00	N/A	04/06/30	--	15,695,643.86	15,670,241.11	08/06/26
10A2	30506199				Actual/360	5.150%	18,401.54	6,715.67	0.00	N/A	04/06/30	--	4,149,422.92	4,142,707.25	08/06/26
10A3	30506200				Actual/360	5.150%	16,001.34	5,839.71	0.00	N/A	04/06/30	--	3,608,194.03	3,602,354.32	08/06/26
10A4-A	30506201				Actual/360	5.150%	12,001.00	4,379.79	0.00	N/A	04/06/30	--	2,706,145.26	2,701,765.47	08/06/26
11A3	30509130	OF	Detroit	MI	Actual/360	6.020%	129,597.22	0.00	0.00	N/A	07/01/32	--	25,000,000.00	25,000,000.00	08/01/26
11A4-A	30509131				Actual/360	6.020%	12,959.72	0.00	0.00	N/A	07/01/32	--	2,500,000.00	2,500,000.00	08/01/26
12	30509544	RT	Saint Peters	MO	Actual/360	6.605%	156,253.66	0.00	0.00	N/A	01/05/33	--	27,472,500.00	27,472,500.00	08/05/26
13	30509667	LO	Indianapolis	IN	Actual/360	7.152%	143,110.51	19,019.54	0.00	N/A	03/06/33	--	23,237,254.94	23,218,235.40	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30509680	LO	Westlake	OH	Actual/360	6.720%	92,586.67	0.00	0.00	N/A	04/06/33	--	16,000,000.00	16,000,000.00	08/06/26
15	30509604	MU	Philadelphia	PA	Actual/360	7.120%	92,062.60	12,311.47	0.00	N/A	04/01/33	--	15,015,646.94	15,003,335.47	08/01/26
16A2	30509430	OF	Maryland Heights	MO	Actual/360	5.825%	75,239.58	0.00	0.00	N/A	07/06/32	--	15,000,000.00	15,000,000.00	08/06/26
17	30321669	RT	Hoover	AL	Actual/360	7.050%	72,850.00	0.00	0.00	N/A	12/06/32	--	12,000,000.00	12,000,000.00	08/06/26
18	30509660	RT	Chatsworth	CA	Actual/360	6.260%	63,069.50	0.00	0.00	N/A	04/06/33	--	11,700,000.00	11,700,000.00	08/06/26
19	30509463	RT	Various	Various	Actual/360	6.680%	58,241.25	0.00	0.00	N/A	12/06/32	--	10,125,000.00	10,125,000.00	08/06/26
20A1-2	30509696	OF	Washington	DC	Actual/360	6.050%	52,097.22	0.00	0.00	N/A	12/06/27	12/06/28	10,000,000.00	10,000,000.00	08/06/26
21A2	30509607	MU	High Point	NC	Actual/360	6.500%	53,420.45	7,528.97	0.00	N/A	02/06/28	--	9,544,099.89	9,536,570.92	08/06/26
22	30509598	RT	Various	Various	Actual/360	6.360%	44,230.93	0.00	0.00	N/A	02/06/33	--	8,076,250.00	8,076,250.00	08/06/26
23	30530264	LO	Linthicum	MD	Actual/360	6.840%	45,553.92	6,813.43	0.00	N/A	04/06/33	--	7,734,112.25	7,727,298.82	08/06/26
24	30530263	RT	Summit	NJ	Actual/360	6.629%	45,666.44	0.00	0.00	N/A	04/06/33	--	8,000,000.00	8,000,000.00	08/06/26
25	30509460	RT	Arlington	TX	Actual/360	7.230%	23,449.42	3,102.57	0.00	N/A	12/06/32	--	3,766,471.60	3,763,369.03	08/06/26
Totals							3,510,727.53	130,953.14	0.00				650,736,675.75	650,605,722.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	25,134,511.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	19,919,184.63	3,034,018.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-1	19,919,184.63	3,034,018.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A17	46,986,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A18	46,986,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A15-1	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-1	32,033,208.48	8,445,843.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-2	32,033,208.48	8,445,843.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-1-B	32,033,208.48	8,445,843.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C1	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C1-B	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C1-C	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C2	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C2-B	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C2-C	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	22,710,764.00	0.00	--	--	--	0.00	0.00	195,276.88	1,174,139.11	0.00	0.00
7A4-1	22,710,764.00	0.00	--	--	--	0.00	0.00	32,546.14	195,689.85	0.00	0.00
8A1	11,688,800.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,694,141.14	960,342.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	2,020,970.30	2,685,948.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	2,020,970.30	2,685,948.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	2,020,970.30	2,685,948.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A4-A	2,020,970.30	2,685,948.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	23,554,958.63	25,543,816.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4-A	23,554,958.63	25,543,816.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,467,573.52	796,611.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,105,924.92	2,323,092.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	6,324,335.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,392,300.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	2,776,999.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,332,768.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,180,455.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1-2	8,086,788.44	1,867,009.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	5,246,226.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	981,002.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,081,681.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	957,188.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	511,232.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,026,179,501.07	122,099,240.61				0.00	0.00	227,823.02	1,369,828.96	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	32,116,094.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.265151%	6.242887%	55
07/17/26	0	0.00	0	0.00	2	32,155,934.06	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	6.265167%	6.242904%	56
06/17/26	0	0.00	0	0.00	2	32,201,596.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.265195%	6.242932%	57
05/15/26	0	0.00	2	32,240,937.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.265211%	6.242948%	58
04/17/26	2	32,286,121.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.265238%	6.242976%	59
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	1,635,136.29	0	0.00	6.265253%	6.242992%	60
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266660%	6.244402%	61
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266667%	6.244409%	62
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266673%	6.244416%	63
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266691%	6.244434%	64
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266697%	6.244440%	65
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266714%	6.244459%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7A3	30321664	02/06/26	5	6	195,276.88	1,174,139.11	0.00	27,748,495.60	02/20/26	2
7A4-1	30321665	02/06/26	5	6	32,546.14	195,689.85	0.00	4,624,749.35	02/20/26	2
Totals					227,823.02	1,369,828.96	0.00	32,373,244.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		200,652,666	168,536,571	32,116,095		0
25 - 36 Months		10,000,000	10,000,000	0		0
37 - 48 Months		55,617,068	55,617,068	0		0
49 - 60 Months		0	0	0		0
> 60 Months		384,335,989	384,335,989	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	650,605,723	618,489,628	0	0	32,116,095	0
Jul-26	650,736,676	618,580,742	0	0	32,155,934	0
Jun-26	650,888,183	618,686,586	0	0	32,201,597	0
May-26	651,017,596	618,776,659	0	32,240,938	0	0
Apr-26	651,167,622	618,881,501	32,286,121	0	0	0
Mar-26	651,295,511	651,295,511	0	0	0	0
Feb-26	653,113,343	653,113,343	0	0	0	0
Jan-26	653,230,001	653,230,001	0	0	0	0
Dec-25	653,346,029	653,346,029	0	0	0	0
Nov-25	653,483,173	653,483,173	0	0	0	0
Oct-25	653,597,830	653,597,830	0	0	0	0
Sep-25	653,733,653	653,733,653	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7A3	30321664	27,528,081.19	27,748,495.60	276,700,000.00	--	21,327,795.71	1.73000	09/30/25	04/06/28	319
7A4-1	30321665	4,588,013.63	4,624,749.35	276,700,000.00	--	21,327,795.71	1.73000	09/30/25	04/06/28	319
Totals		32,116,094.82	32,373,244.95	553,400,000.00		42,655,591.42

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7A3	30321664	IN	Various	02/20/26	2

8/11/2026 - The loan transferred into special servicing effective 2/20/2026. The collateral consists of five industrial properties in California, Utah, South Carolina, Ohio, and North Carolina. The loan transferred to special servicing after borrower not ified the special servicer that they had pledged one of the SPE entities to another company that had scheduled a UCC foreclosure sale. The sale was eventually cancelled. The collateral is 100% occupied by CVB, a Borrower affiliated company; however, CVB i s dark and has subleased out many of the facilities based on the 2026 site inspections. The Borrower signed a PNA, and discussions between borrower and special servicer have commenced. The Borrower agreed to the appointment of a receiver, and the Judge si gned the order in June 2026. The receiver is working on takeover of the facilities. The special servicer is continuing conversations with the borrower while waiting for initial takeover reports.

7A4-1	30321665	Various	Various	02/20/26	2

8/11/2026 - The loan transferred into special servicing effective 2/20/2026. The collateral consists of five industrial properties in California, Utah, South Carolina, Ohio, and North Carolina. The loan transferred to special servicing after borrower not ified the special servicer that they had pledged one of the SPE entities to another company that had scheduled a UCC foreclosure sale. The sale was eventually cancelled. The collateral is 100% occupied by CVB, a Borrower affiliated company; however, CVB i s dark and has subleased out many of the facilities based on the 2026 site inspections. The Borrower signed a PNA, and discussions between borrower and special servicer have commenced. The Borrower agreed to the appointment of a receiver, and the Judge si gned the order in June 2026. The receiver is working on takeover of the facilities. The special servicer is continuing conversations with the borrower while waiting for initial takeover reports.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20A1-2	30509696	0.00	6.05000%	0.00	6.05000%	8	06/01/26	06/01/26	06/30/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7A3	0.00	0.00	5,933.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A4-1	0.00	0.00	988.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,922.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,922.46

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28